Equity Premium Income ETF Investment Objectives and Goals - Equity Premium Income ETF	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Ticker: JEPI
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks current income while maintaining prospects for capital appreciation.